Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory High Yield VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.5%)
Communication Services (0.4%):
Altice USA, Inc., Class A (a)	4,380	$25,535
iHeartMedia, Inc., Class A (a)(b)	3,500	25,655
Sinclair Broadcast Group, Inc., Class A (b)	1,800	32,562
		83,752
Health Care (0.1%):
Surgery Partners, Inc. (a)(b)	939	21,973

Total Common Stocks (Cost $194,694)		105,725

Senior Secured Loans (22.4%)
19th Holdings Golf LLC, Initial Term Loans, First Lien, 5.70% (SOFR01M+300bps), 1/27/29 (c)	$249,375	230,672
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 6.77% (LIBOR01M+425bps), 3/14/25 (c)	494,855	427,342
Bausch Health Cos., Inc., Second Amended Term Loan, First Lien, 8.00% (SOFR01M+525bps), 2/1/27 (c)	246,875	188,975
Caesars Resort Collection LLC, Term B-1 Loans, First Lien, 6.02% (LIBOR01M+350bps), 6/19/25 (c)	140,139	137,876
Chariot Buyer LLC, Initial Term Loans, First Lien, 6.02% (LIBOR01M+350bps), 11/3/28 (c)	199,000	180,344
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien, 8.55% (SOFR03M+650bps), 2/14/27 (c)	243,750	191,344
Delta Air Lines, Inc. and Skymiles IP Ltd., Initial Term Loan, First Lien, 6.46% (LIBOR03M+375bps), 10/20/27 (c)	375,000	375,292
Diamond Sports Group LLC, Term Loan, First Lien, 10.60% (SOFR01M+800bps), 5/25/26 (c)	37,754	36,102
Diamond Sports Group LLC, Term Loan, Second Lien, 5.95% (SOFR01M+335bps), 8/24/26 (c)	421,813	80,444
Envision Healthcare Corp., First Out Term Loan, First Lien, 10.38% (SOFR03M+788bps), 7/22/27 (c)	24,957	23,896
Envision Healthcare Corp., Second Out Term Loan, First Lien, 6.83% (SOFR03M+425bps), 3/31/27 (c)(d)	147,663	64,233
Envision Healthcare Corp., Third Out term Loans, First Lien, 6.33% (SOFR03M+375bps), 3/31/27 (c)	69,445	17,824
Great Outdoors Group LLC, Term B1, First Lien, 6.27% (LIBOR01M+375bps), 3/5/28 (c)	245,644	226,361
Intelsat Jackson Holdings SA, Term B loan, First Lien, 7.19% (SOFR06M+425bps), 2/1/29 (c)	291,708	273,112
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 7.52% (LIBOR03M+475bps), 6/30/28 (c)	247,500	160,180
Knight Health Holdings LLC, Term B Loans, First Lien, 7.77% (LIBOR01M+525bps), 12/17/28 (c)	496,250	359,161
LifeScan Global Corp., Initial Term Loan, First Lien, 8.29% (LIBOR03M+600bps), 10/1/24 (c)	368,750	295,737
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 5.50% (LIBOR03M+325bps), 2/25/28 (c)	395,000	372,165
PetSmart, Inc., Initial Term Loans, First Lien, 6.27% (LIBOR01M+375bps), 2/12/28 (c)	74,250	70,105
Radiology Partners, Inc., Term Loan New, First Lien, 7.33% (LIBOR01M+425bps), 7/9/25 (c)	250,000	208,750

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
SWF Holdings Corp. I, Initial Term Loans, First Lien, 7.60% (LIBOR03M+400bps), 10/6/28 (c)	$398,000	$309,644
The Michaels Cos., Inc., Term B Loans, First Lien, 6.50% (LIBOR03M+425bps), 4/15/28 (c)	296,250	237,593
TIBCO Software, Inc., Dollar Term B Loan, First Lien, 3/20/29 (d)	500,000	448,035
United Airlines, Inc., Class B Term Loans, First Lien, 6.53% (LIBOR03M+375bps), 4/21/28 (c)	172,375	164,211
Total Senior Secured Loans (Cost $5,910,367)		5,079,398

Corporate Bonds (63.7%)
Communication Services (10.7%):
CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(e)	250,000	177,780
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 11/14/22 @ 103.38(b)(e)	452,000	382,604
Entercom Media Corp., 6.75%, 3/31/29, Callable 3/31/24 @ 103.38(e)	200,000	48,702
Gray Television, Inc.
7.00%, 5/15/27, Callable 10/24/22 @ 105.25 (b)(e)	250,000	234,805
4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (e)	250,000	187,550
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 10/27/22 @ 104.19(b)	350,000	294,753
Nexstar Broadcasting, Inc., 5.63%, 7/15/27, Callable 10/24/22 @ 104.22(e)	500,000	460,390
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(b)(e)	250,000	180,000
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5	500,000	461,490
		2,428,074
Consumer Discretionary (17.7%):
Academy Ltd., 6.00%, 11/15/27, Callable 11/15/23 @ 103(e)	200,000	182,392
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(e)	200,000	162,928
American Axle & Manufacturing, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5(b)	500,000	378,900
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/27/22 @ 102.94	400,000	309,340
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(b)(e)	250,000	239,115
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63(b)(e)	250,000	192,135
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(e)	200,000	135,436
Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(e)	250,000	228,477
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	250,000	224,087
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 102.75(e)	100,000	74,459
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.50%, 5/15/27, Callable 11/14/22 @ 104.25(e)	500,000	477,870
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29, Callable 9/1/24 @ 102.81 (e)	200,000	138,404
5.88%, 9/1/31, Callable 9/1/26 @ 102.98 (e)	400,000	269,908
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable 3/1/25 @ 103.31(e)	250,000	200,283
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(e)	500,000	371,930
The Michaels Cos., Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(b)(e)	200,000	115,372
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 10/27/22 @ 109.75(e)	300,000	311,523
		4,012,559
Consumer Staples (0.8%):
Simmons Foods, Inc./Simmons prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.63%, 3/1/29, Callable 3/1/24 @ 102.31(e)	50,000	40,859

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	September 30, 2022
(Unaudited)

Security Description	Principal Amount	Value
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(e)	$200,000	$153,100
		193,959
Energy (8.2%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(e)	50,000	44,028
Antero Resources Corp., 7.63%, 2/1/29, Callable 2/1/24 @ 103.81(e)	50,000	50,005
Callon Petroleum Co., 7.50%, 6/15/30, Callable 6/15/25 @ 103.75(b)(e)	250,000	219,040
CITGO Holding, Inc., 9.25%, 8/1/24, Callable 11/14/22 @ 102.31(e)	500,000	496,350
CITGO Petroleum Corp., 7.00%, 6/15/25, Callable 11/14/22 @ 103.5(e)	250,000	238,805
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(e)	250,000	231,365
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103	250,000	215,770
Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100	100,000	99,665
Talos Production, Inc., 12.00%, 1/15/26, Callable 1/15/23 @ 106	250,000	260,745
		1,855,773
Financials (3.8%):
AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(e)	150,000	125,484
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63(e)	200,000	157,270
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(b)(e)	125,000	98,001
Midas OpCo Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(e)	250,000	205,695
SWF Escrow Issuer Corp., 6.50%, 10/1/29, Callable 10/1/24 @ 103.25(e)	50,000	29,632
Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(b)(e)	200,000	121,276
White Capital Parent LLC, 8.25%, 3/15/26, Callable 11/14/22 @ 102(e)	150,000	127,618
		864,976
Health Care (6.3%):
Air Methods Corp., 8.00%, 5/15/25, Callable 11/14/22 @ 100(e)	350,000	177,401
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(e)	300,000	141,432
LifePoint Health, Inc., 5.38%, 1/15/29, Callable 1/15/24 @ 102.69(e)	350,000	246,341
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63(e)	300,000	196,305
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 10/27/22 @ 100(e)	350,000	260,284
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06(e)	300,000	264,663
U.S. Renal Care, Inc., 10.63%, 7/15/27, Callable 11/14/22 @ 105.31(e)	300,000	136,683
		1,423,109
Industrials (12.2%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 11/14/22 @ 100(e)	425,000	289,357
American Airlines, Inc., 11.75%, 7/15/25(e)	250,000	261,335
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(e)	150,000	130,907
Aramark Services, Inc., 6.38%, 5/1/25, Callable 11/14/22 @ 103.19(e)	250,000	244,932
Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(e)	200,000	139,458
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(e)	250,000	244,862
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75(e)	100,000	83,340
Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(e)	500,000	405,050
SRS Distribution, Inc.
6.13%, 7/1/29, Callable 7/1/24 @ 103.06 (e)	125,000	100,509
6.00%, 12/1/29, Callable 12/1/24 @ 103 (e)	150,000	119,510
TransDigm, Inc., 4.63%, 1/15/29, Callable 1/15/24 @ 102.31	325,000	262,412
Triumph Group, Inc., 6.25%, 9/15/24, Callable 11/14/22 @ 100(e)	175,000	159,411
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25(e)	100,000	78,046

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63(e)	$250,000	$246,052
		2,765,181
Information Technology (1.6%):
Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(e)	150,000	127,770
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 7/15/29, Callable 7/15/24 @ 102.25(e)	250,000	249,800
		377,570
Materials (1.7%):
Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	250,000	205,333
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06(e)	200,000	175,142
		380,475
Real Estate (0.7%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 10/27/22 @ 103.75(e)	200,000	165,030

Total Corporate Bonds (Cost $17,588,696)		14,466,706

Yankee Dollars (5.5%)
Communication Services (0.8%):
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 12/6/23 @ 102.81(e)	400,000	192,176

Energy (0.8%):
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/1/23 @ 103.25(e)	200,000	191,944

Industrials (2.9%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 11/14/22 @ 103.94(b)(e)	400,000	368,040
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 11/11/22 @ 101.94(e)	250,000	199,410
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19(b)(e)	100,000	80,670
		648,120
Information Technology (0.7%):
ION Trading Technologies Sarl, 5.75%, 5/15/28, Callable 5/15/24 @ 102.88(e)	200,000	162,562

Materials (0.3%):
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 4/1/29, Callable 4/1/24 @ 102.56(e)	100,000	59,003

Total Yankee Dollars (Cost $1,599,793)		1,253,805

Collateral for Securities Loaned (12.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (f)	58,873	58,873
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (f)	39,627	39,627
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (f)	29,381	29,381
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (f)	1,337,687	1,337,687
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (f)	58,661	58,661

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (f)	159,284	$159,284
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (f)	1,053,333	1,053,333
Total Collateral for Securities Loaned (Cost $2,736,846)		2,736,846
Total Investments (Cost $28,030,396) — 104.2%		23,642,480
Liabilities in excess of other assets — (4.2)%		(945,082)
NET ASSETS - 100.00%		$22,697,398

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2022.
(d)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $13,008,016 and amounted to 57.3% of net assets.
(f)	Rate disclosed is the daily yield on September 30, 2022.

bps—Basis points CVR—Contingent Value Right
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS International VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.9%)
Australia (7.7%):
Consumer Discretionary (1.1%):
Aristocrat Leisure Ltd.	52,601	$1,108,917

Financials (1.3%):
Macquarie Group Ltd.	14,346	1,399,272

Health Care (2.1%):
CSL Ltd.	11,882	2,160,441

Materials (2.2%):
BHP Group Ltd.	93,939	2,334,603

Real Estate (1.0%):
Scentre Group	626,995	1,024,196
		8,027,429
Belgium (0.7%):
Information Technology (0.7%):
Melexis NV	11,008	744,605

China (0.8%):
Communication Services (0.8%):
Tencent Holdings Ltd.	23,900	807,280

Denmark (3.6%):
Consumer Discretionary (0.5%):
Pandora A/S	9,770	456,991

Consumer Staples (0.5%):
Royal Unibrew A/S	8,124	526,499

Health Care (2.6%):
Novo Nordisk A/S, Class B	27,478	2,737,803
		3,721,293
France (8.4%):
Consumer Discretionary (4.1%):
La Francaise des Jeux SAEM (a)	38,978	1,156,066
LVMH Moet Hennessy Louis Vuitton SE	5,323	3,137,834
		4,293,900
Energy (0.7%):
Gaztransport Et Technigaz SA	6,603	727,960

Industrials (1.2%):
Safran SA	14,296	1,300,593

Information Technology (1.2%):
Capgemini SE	7,616	1,219,142

Materials (1.2%):
Arkema SA	17,492	1,274,606

		8,816,201
Germany (6.9%):
Consumer Discretionary (1.0%):
Volkswagen AG, Preference Shares	8,099	989,484

Financials (1.5%):
Allianz SE, Registered Shares	10,083	1,588,180

Industrials (1.5%):
Siemens AG, Registered Shares	16,448	1,607,432

Information Technology (1.7%):
SAP SE	21,587	1,758,971

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS International VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Utilities (1.2%):
RWE AG	33,212	$1,220,556
		7,164,623
Hong Kong (3.1%):
Financials (1.4%):
AIA Group Ltd.	177,600	1,478,728

Real Estate (1.7%):
CK Asset Holdings Ltd.	286,000	1,717,024
		3,195,752
Italy (1.0%):
Utilities (1.0%):
Snam SpA	262,721	1,061,741

Japan (22.4%):
Communication Services (2.0%):
Capcom Co. Ltd.	42,500	1,070,189
Kakaku.com, Inc.	58,100	984,709
		2,054,898
Consumer Discretionary (3.5%):
Toyota Motor Corp.	203,500	2,660,205
ZOZO, Inc.	49,100	983,002
		3,643,207
Consumer Staples (1.4%):
Toyo Suisan Kaisha Ltd.	35,700	1,472,407

Financials (2.9%):
Mitsubishi UFJ Financial Group, Inc.	324,100	1,468,417
Tokio Marine Holdings, Inc.	85,500	1,519,813
		2,988,230
Health Care (2.9%):
Hoya Corp.	19,100	1,840,704
Shionogi & Co. Ltd.	24,300	1,173,710
		3,014,414
Industrials (5.5%):
Fuji Electric Co. Ltd.	38,900	1,425,917
Misumi Group, Inc.	38,200	822,652
Mitsubishi Heavy Industries Ltd.	35,200	1,170,888
Nippon Yusen KK (b)	38,100	646,794
OKUMA Corp.	14,300	491,136
Sanwa Holdings Corp.	137,700	1,182,824
		5,740,211
Information Technology (2.9%):
Fujitsu Ltd.	11,300	1,239,239
Oracle Corp.	17,400	922,416
Ulvac, Inc.	25,600	904,724
		3,066,379
Real Estate (0.7%):
Sumitomo Realty & Development Co. Ltd.	32,200	732,395

Utilities (0.6%):
Chubu Electric Power Co., Inc.	75,800	681,808
		23,393,949
Netherlands (5.4%):
Communication Services (1.6%):
Koninklijke KPN NV	619,808	1,677,174

Financials (1.2%):
ING Groep NV	145,129	1,243,340

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS International VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Industrials (1.7%):
Wolters Kluwer NV	17,991	$1,751,585

Information Technology (0.9%):
ASM International NV	4,315	966,013
		5,638,112
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd. (b)	55,750	577,584

Norway (1.4%):
Energy (0.5%):
Aker BP ASA	17,101	491,138

Financials (0.9%):
SpareBank 1 SMN	97,807	998,590
		1,489,728
Spain (1.5%):
Communication Services (0.0%):(c)
Telefonica SA	1	3

Financials (1.5%):
Banco Bilbao Vizcaya Argentaria SA	352,346	1,580,332
		1,580,335
Sweden (2.6%):
Industrials (2.6%):
Atlas Copco AB, Class B	203,995	1,691,794
Nibe Industrier AB, Class B	118,863	1,060,834
		2,752,628
Switzerland (14.4%):
Consumer Staples (5.5%):
Coca-Cola HBC AG	46,697	975,506
Nestle SA, Registered Shares	44,220	4,783,686
		5,759,192
Financials (2.1%):
Partners Group Holding AG	1,032	830,706
UBS Group AG	95,879	1,391,291
		2,221,997
Health Care (6.8%):
Novartis AG, Registered Shares	36,343	2,771,243
Roche Holding AG	13,250	4,314,184
		7,085,427
		15,066,616
United Kingdom (16.5%):
Consumer Discretionary (0.6%):
Next PLC	11,944	633,794

Consumer Staples (3.9%):
Diageo PLC	55,914	2,353,082
Imperial Brands PLC	84,762	1,742,553
		4,095,635
Energy (3.7%):
BP PLC	266,442	1,272,874
Shell PLC	103,559	2,568,499
		3,841,373
Financials (3.7%):
Barclays PLC	790,808	1,257,996

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS International VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
HSBC Holdings PLC	336,768	$1,743,340
Intermediate Capital Group PLC	27,757	299,361
Legal & General Group PLC	246,161	587,448
		3,888,145
Health Care (0.4%):
CVS Group PLC	21,504	409,628

Industrials (1.2%):
Ashtead Group PLC	28,592	1,283,769

Materials (3.0%):
Croda International PLC	16,511	1,179,014
Rio Tinto PLC	34,966	1,891,435
		3,070,449
		17,222,793
Total Common Stocks (Cost $107,984,543)		101,260,669

Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares MSCI EAFE ETF	3,731	208,973

Total Exchange-Traded Funds (Cost $235,669)		208,973

Collateral for Securities Loaned (1.1%)^
United States (1.1%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (d)	25,134	25,134
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (d)	16,917	16,917
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (d)	12,543	12,543
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (d)	571,078	571,078
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (d)	25,043	25,043
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (d)	68,001	68,001
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (d)	449,683	449,683
Total Collateral for Securities Loaned (Cost $1,168,399)		1,168,399
Total Investments (Cost $109,388,611) — 98.2%		102,638,041
Other assets in excess of liabilities — 1.8%		1,894,887
NET ASSETS - 100.00%		$104,532,928

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $1,156,066 and amounted to 1.1% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate disclosed is the daily yield on September 30, 2022.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Large Cap Alpha VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value

Common Stocks (95.5%)
Communication Services (2.4%):
Alphabet, Inc., Class A (a)	75,900	$7,259,835
Meta Platforms, Inc., Class A (a)	77,340	10,493,491
		17,753,326
Consumer Discretionary (4.5%):
Darden Restaurants, Inc.	66,040	8,342,173
LKQ Corp.	360,320	16,989,088
Target Corp.	51,120	7,585,697
		32,916,958
Consumer Staples (7.1%):
Keurig Dr Pepper, Inc.	448,380	16,060,972
Lamb Weston Holdings, Inc.	101,560	7,858,713
Mondelez International, Inc., Class A	295,470	16,200,620
U.S. Foods Holding Corp. (a)	457,130	12,086,517
		52,206,822
Energy (6.7%):
Enterprise Products Partners LP	674,220	16,032,951
Hess Corp.	88,830	9,681,582
Marathon Oil Corp.	627,510	14,169,176
Ovintiv, Inc.	193,050	8,880,300
		48,764,009
Financials (24.7%):
Cboe Global Markets, Inc.	203,990	23,942,306
Comerica, Inc.	402,100	28,589,310
Fairfax Financial Holdings Ltd.	69,630	31,804,859
Interactive Brokers Group, Inc.	297,220	18,995,330
JPMorgan Chase & Co.	105,650	11,040,425
Markel Corp. (a)	19,360	20,990,499
State Street Corp.	221,090	13,444,483
The Progressive Corp.	280,220	32,564,366
		181,371,578
Health Care (18.9%):
AbbVie, Inc.	142,700	19,151,767
Cigna Corp.	57,270	15,890,707
Humana, Inc.	46,010	22,323,592
Johnson & Johnson	83,510	13,642,194
McKesson Corp.	23,730	8,065,115
Medtronic PLC	250,340	20,214,955
Merck & Co., Inc.	230,520	19,852,382
UnitedHealth Group, Inc.	39,145	19,769,791
		138,910,503
Industrials (11.2%):
Eaton Corp. PLC	62,960	8,396,346
FedEx Corp.	40,960	6,081,331
Johnson Controls International PLC	236,110	11,621,334
L3Harris Technologies, Inc.	42,210	8,772,504
Leidos Holdings, Inc.	142,540	12,467,974
PACCAR, Inc.	68,130	5,701,800
Raytheon Technologies Corp.	104,071	8,519,252
Sensata Technologies Holding PLC	348,660	12,998,045
Union Pacific Corp.	37,430	7,292,112
		81,850,698

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS Large Cap Alpha VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Information Technology (6.4%):
Euronet Worldwide, Inc. (a)	96,990	$7,347,962
Fidelity National Information Services, Inc.	266,440	20,134,871
FleetCor Technologies, Inc. (a)	51,930	9,148,508
Global Payments, Inc.	95,790	10,350,110
		46,981,451
Materials (3.5%):
PPG Industries, Inc.	89,410	9,896,793
Sealed Air Corp.	357,470	15,910,990
		25,807,783
Real Estate (3.8%):
Equity LifeStyle Properties, Inc.	174,560	10,969,350
Invitation Homes, Inc.	491,450	16,596,267
		27,565,617
Utilities (6.3%):
Constellation Energy Corp.	97,549	8,115,101
Exelon Corp.	331,920	12,433,723
Vistra Corp.	1,237,179	25,980,759
		46,529,583
Total Common Stocks (Cost $676,258,398)		700,658,328
Total Investments (Cost $676,258,398) — 95.5%		700,658,328
Other assets in excess of liabilities — 4.5%		32,731,818
NET ASSETS - 100.00%		$733,390,146

(a)	Non-income producing security.

LP—Limited Partnership
PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Small Cap Growth Equity VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (95.0%)
Biotechnology (12.1%):
Agios Pharmaceuticals, Inc. (a)(b)	22,570	$638,280
Apellis Pharmaceuticals, Inc. (a)(b)	18,670	1,275,161
BioCryst Pharmaceuticals, Inc. (a)	71,500	900,900
Chinook Therapeutics, Inc. (a)(b)	30,130	592,356
Cytokinetics, Inc. (a)(b)	15,970	773,747
Equillium, Inc. (a)	82,237	182,566
Fate Therapeutics, Inc. (a)	27,610	618,740
Halozyme Therapeutics, Inc. (a)	16,560	654,782
Kezar Life Sciences, Inc. (a)(b)	63,930	550,437
Krystal Biotech, Inc. (a)	8,700	606,390
Kura Oncology, Inc. (a)	37,550	512,933
Mirum Pharmaceuticals, Inc. (a)(b)	19,840	416,838
Opthea Ltd., ADR (a)(c)	38,140	236,087
SpringWorks Therapeutics, Inc. (a)(b)	26,780	764,033
Twist Bioscience Corp. (a)	8,670	305,531
		9,028,781
Communication Services (2.6%):
World Wrestling Entertainment, Inc., Class A (b)	16,730	1,173,944
ZipRecruiter, Inc. (a)	47,140	777,810
		1,951,754
Consumer Discretionary (6.3%):
Acushnet Holdings Corp. (b)	42,040	1,828,319
Funko, Inc., Class A (a)(b)	38,940	787,367
Ollie's Bargain Outlet Holdings, Inc. (a)	17,970	927,252
Texas Roadhouse, Inc.	4,900	427,574
Wingstop, Inc.	6,050	758,791
		4,729,303
Consumer Staples (6.9%):
BellRing Brands, Inc. (a)	61,480	1,267,103
Celsius Holdings, Inc. (a)	7,250	657,430
e.l.f. Beauty, Inc. (a)	18,730	704,623
Grocery Outlet Holding Corp. (a)	30,890	1,028,328
Hostess Brands, Inc. (a)	20,300	471,772
The Beauty Health Co. (a)(b)	40,690	479,735
The Simply Good Foods Co. (a)	18,660	596,933
		5,205,924
Energy (5.1%):
Callon Petroleum Co. (a)(b)	12,810	448,478
Denbury, Inc. (a)	10,430	899,692
Matador Resources Co.	26,050	1,274,366
Range Resources Corp.	9,920	250,579
Ranger Oil Corp.	29,970	942,557
		3,815,672
Financials (6.9%):
Customers Bancorp, Inc. (a)	23,230	684,821
Focus Financial Partners, Inc., Class A (a)	18,620	586,716
Kinsale Capital Group, Inc.	3,610	922,066
PRA Group, Inc. (a)	31,050	1,020,303
Walker & Dunlop, Inc.	7,290	610,392
Wintrust Financial Corp.	16,880	1,376,564
		5,200,862

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Equity VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Health Care Equipment & Supplies (6.4%):
Axonics, Inc. (a)	17,470	$1,230,587
Inspire Medical Systems, Inc. (a)	8,510	1,509,419
LivaNova PLC (a)	11,660	591,978
Shockwave Medical, Inc. (a)	5,260	1,462,648
		4,794,632
Health Care Providers & Services (6.8%):
Acadia Healthcare Co., Inc. (a)	17,210	1,345,478
HealthEquity, Inc. (a)	26,910	1,807,545
Option Care Health, Inc. (a)	33,060	1,040,398
Privia Health Group, Inc. (a)	7,080	241,145
Surgery Partners, Inc. (a)(b)	28,350	663,390
		5,097,956
Health Care Technology (1.5%):
Evolent Health, Inc., Class A (a)	30,360	1,090,835

Industrials (11.7%):
AAON, Inc. (b)	16,040	864,235
AAR Corp. (a)	23,040	825,293
Applied Industrial Technologies, Inc.	11,650	1,197,387
Bloom Energy Corp., Class A (a)(b)	35,920	718,041
Chart Industries, Inc. (a)	7,240	1,334,694
Clean Harbors, Inc. (a)	4,130	454,217
Evoqua Water Technologies Corp. (a)	61,000	2,017,270
Mercury Systems, Inc. (a)	8,360	339,416
Simpson Manufacturing Co., Inc.	6,960	545,664
Zurn Elkay Water Solutions Corp.	20,150	493,675
		8,789,892
Information Technology (24.2%):
ACI Worldwide, Inc. (a)	42,750	893,475
Advanced Energy Industries, Inc. (b)	29,240	2,263,468
Box, Inc., Class A (a)	39,470	962,673
Braze, Inc., Class A (a)(b)	18,870	657,242
CyberArk Software Ltd. (a)	4,720	707,717
Digi International, Inc. (a)(b)	12,270	424,174
DigitalOcean Holdings, Inc. (a)(b)	19,610	709,294
Flywire Corp. (a)	21,510	493,870
Gitlab, Inc., Class A (a)(b)	11,300	578,786
Impinj, Inc. (a)(b)	13,350	1,068,400
Jamf Holding Corp. (a)	15,990	354,338
Lattice Semiconductor Corp. (a)	5,990	294,768
MACOM Technology Solutions Holdings, Inc. (a)	45,040	2,332,622
Marqeta, Inc., Class A (a)	50,360	358,563
Paya Holdings, Inc. (a)(b)	30,760	187,944
Paycor HCM, Inc. (a)(b)	23,570	696,729
Smartsheet, Inc., Class A (a)	17,760	610,234
Sprout Social, Inc., Class A (a)(b)	25,000	1,517,000
Telos Corp. (a)(b)	44,260	393,471
Varonis Systems, Inc. (a)	25,380	673,078
WNS Holdings Ltd., ADR (a)	23,516	1,924,549
		18,102,395
Life Sciences Tools & Services (0.7%):
CryoPort, Inc. (a)	20,870	508,393

Materials (3.1%):
Avient Corp.	14,050	425,715

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Equity VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Silgan Holdings, Inc.	30,970	$1,301,979
Summit Materials, Inc., Class A (a)	23,470	562,341
		2,290,035
Real Estate (0.7%):
National Storage Affiliates Trust	12,290	511,018

Total Common Stocks (Cost $76,737,957)		71,117,452

Collateral for Securities Loaned (14.6%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (d)	235,965	235,965
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (d)	158,825	158,825
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (d)	117,758	117,758
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (d)	5,361,469	5,361,469
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (d)	235,115	235,115
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (d)	638,414	638,414
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (d)	4,221,774	4,221,774
Total Collateral for Securities Loaned (Cost $10,969,320)		10,969,320
Total Investments (Cost $87,707,277) — 109.6%		82,086,772
Liabilities in excess of other assets — (9.6)%		(7,188,736)
NET ASSETS - 100.00%		$74,898,036

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were 0.3% of net assets.
(d)	Rate disclosed is the daily yield on September 30, 2022.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory 500 Index VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (8.1%):
Activision Blizzard, Inc.	1,922	$142,881
Alphabet, Inc., Class C (a)	14,014	1,347,446
Alphabet, Inc., Class A (a)	15,671	1,498,931
AT&T, Inc.	18,624	285,692
Charter Communications, Inc., Class A (a)	290	87,972
Comcast Corp., Class A	11,395	334,215
Electronic Arts, Inc.	683	79,030
Endeavor Group Holdings, Inc., Class A (a)	467	9,461
Fox Corp., Class A	777	23,838
Fox Corp., Class B	358	10,203
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	244	9,289
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	510	19,232
Live Nation Entertainment, Inc. (a)	373	28,363
Match Group, Inc. (a)	740	35,335
Meta Platforms, Inc., Class A (a)	5,901	800,648
Netflix, Inc. (a)	1,139	268,166
Omnicom Group, Inc.	530	33,438
Paramount Global, Class B (b)	1,509	28,731
Paramount Global, Class A	24	517
Pinterest, Inc., Class A (a)	1,496	34,857
ROBLOX Corp., Class A (a)	980	35,123
Sirius XM Holdings, Inc. (b)	1,730	9,878
Snap, Inc., Class A (a)	2,697	26,485
Take-Two Interactive Software, Inc. (a)	401	43,709
The Trade Desk, Inc., Class A (a)	1,146	68,474
The Walt Disney Co. (a)	4,760	449,011
T-Mobile U.S., Inc. (a)	1,442	193,473
Twitter, Inc. (a)	1,660	72,774
Verizon Communications, Inc.	10,976	416,759
Warner Bros Discovery, Inc. (a)	5,717	65,746
Warner Music Group Corp., Class A	300	6,963
ZoomInfo Technologies, Inc. (a)	769	32,037
		6,498,677
Communications Equipment (0.8%):
Arista Networks, Inc. (a)	612	69,089
Cisco Systems, Inc.	10,823	432,920
Motorola Solutions, Inc.	436	97,651
Ubiquiti, Inc. (b)	11	3,229
		602,889
Consumer Discretionary (11.3%):
Airbnb, Inc., Class A (a)	983	103,254
Amazon.com, Inc. (a)	23,165	2,617,645
AutoZone, Inc. (a)	51	109,238
Best Buy Co., Inc.	524	33,190
Booking Holdings, Inc. (a)	105	172,537
CarMax, Inc. (a)	416	27,464
Chewy, Inc., Class A (a)(b)	241	7,404
Chipotle Mexican Grill, Inc. (a)	72	108,199
D.R. Horton, Inc.	808	54,419
Darden Restaurants, Inc.	325	41,054
Dollar General Corp.	589	141,278
Dollar Tree, Inc. (a)	579	78,802
Domino's Pizza, Inc.	93	28,849
DoorDash, Inc., Class A (a)	659	32,588
DraftKings, Inc. (a)(b)	996	15,080
eBay, Inc.	1,436	52,859

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Etsy, Inc. (a)	328	$32,843
Expedia Group, Inc. (a)	393	36,820
Ford Motor Co.	10,322	115,606
General Motors Co.	3,809	122,231
Genuine Parts Co.	362	54,054
Hilton Worldwide Holdings, Inc.	702	84,675
Las Vegas Sands Corp. (a)	859	32,230
Lennar Corp., Class A	653	48,681
Lennar Corp., Class B	38	2,261
LKQ Corp.	703	33,147
Lowe's Cos., Inc.	1,622	304,628
Lucid Group, Inc. (a)	1,399	19,544
Marriott International, Inc., Class A	729	102,162
McDonald's Corp.	1,922	443,482
MGM Resorts International	853	25,351
NIKE, Inc., Class B	3,270	271,802
NVR, Inc. (a)	8	31,897
O'Reilly Automotive, Inc. (a)	164	115,349
Pool Corp.	100	31,821
Rivian Automotive, Inc., Class A (a)(b)	1,321	43,474
Ross Stores, Inc.	879	74,073
Starbucks Corp.	2,909	245,112
Target Corp.	1,203	178,513
Tesla, Inc. (a)	6,797	1,802,904
The Home Depot, Inc.	2,676	738,416
The TJX Cos., Inc.	3,035	188,534
Tractor Supply Co.	287	53,348
Ulta Beauty, Inc. (a)	133	53,358
VF Corp.	963	28,803
Yum! Brands, Inc.	743	79,011
		9,017,990
Consumer Staples (6.9%):
Albertsons Cos., Inc., Class A (b)	399	9,919
Altria Group, Inc.	4,707	190,069
Archer-Daniels-Midland Co.	1,449	116,572
Brown-Forman Corp., Class B	793	52,790
Bunge Ltd.	393	32,450
Campbell Soup Co.	513	24,173
Church & Dwight Co., Inc.	635	45,364
Colgate-Palmolive Co.	2,190	153,847
Conagra Brands, Inc.	1,242	40,526
Constellation Brands, Inc., Class A	400	91,872
Costco Wholesale Corp.	1,158	546,889
General Mills, Inc.	1,560	119,512
Hormel Foods Corp.	757	34,398
Kellogg Co.	877	61,092
Keurig Dr Pepper, Inc.	2,221	79,556
Kimberly-Clark Corp.	882	99,260
McCormick & Co., Inc. (b)	653	46,539
Mondelez International, Inc., Class A	3,582	196,401
Monster Beverage Corp. (a)	964	83,829
PepsiCo, Inc.	3,607	588,879
Philip Morris International, Inc.	4,051	336,274
Sysco Corp.	1,323	93,549
The Clorox Co.	322	41,342
The Coca-Cola Co.	11,188	626,752
The Estee Lauder Cos., Inc.	604	130,404
The Hershey Co.	384	84,660
The J.M. Smucker Co.	270	37,101
The Kraft Heinz Co.	2,874	95,848

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
The Kroger Co.	1,850	$80,938
The Procter & Gamble Co.	6,245	788,431
Tyson Foods, Inc., Class A	733	48,327
Walgreens Boots Alliance, Inc.	1,875	58,875
Walmart, Inc.	3,689	478,463
		5,514,901
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp., Class A	1,538	102,984
CDW Corp.	353	55,096
Corning, Inc.	1,988	57,692
Keysight Technologies, Inc. (a)	463	72,858
Teledyne Technologies, Inc. (a)	121	40,834
Trimble, Inc. (a)	647	35,113
Zebra Technologies Corp. (a)	134	35,109
		399,686
Energy (4.9%):
APA Corp.	845	28,891
Baker Hughes Co.	2,610	54,706
Cheniere Energy, Inc.	646	107,178
Chesapeake Energy Corp.	256	24,118
Chevron Corp.	5,116	735,016
ConocoPhillips	3,327	340,485
Continental Resources, Inc.	357	23,851
Coterra Energy, Inc.	2,035	53,154
Devon Energy Corp.	1,694	101,860
Diamondback Energy, Inc.	442	53,243
EOG Resources, Inc.	1,530	170,947
EQT Corp.	910	37,082
Exxon Mobil Corp.	10,892	950,980
Halliburton Co.	2,369	58,325
Hess Corp.	728	79,345
Kinder Morgan, Inc.	5,123	85,247
Marathon Oil Corp.	1,770	39,967
Marathon Petroleum Corp.	1,303	129,427
Occidental Petroleum Corp.	2,432	149,446
ONEOK, Inc.	1,156	59,233
Ovintiv, Inc.	652	29,992
Phillips 66	1,256	101,384
Pioneer Natural Resources Co.	605	131,001
Schlumberger NV	3,697	132,722
Targa Resources Corp.	580	34,997
Texas Pacific Land Corp.	20	35,545
The Williams Cos., Inc.	3,185	91,187
Valero Energy Corp.	1,030	110,055
		3,949,384
Financials (10.9%):
Aflac, Inc.	1,503	84,469
American Express Co.	1,957	264,019
American International Group, Inc.	1,987	94,343
Ameriprise Financial, Inc.	283	71,302
Apollo Global Management, Inc.	1,119	52,033
Arch Capital Group Ltd. (a)	935	42,580
Ares Management Corp., Class A	355	21,992
Arthur J. Gallagher & Co.	544	93,144
Bank of America Corp.	20,987	633,807
Berkshire Hathaway, Inc., Class B (a)	3,401	908,135
Berkshire Hathaway, Inc., Class A (a)	1	406,470
BlackRock, Inc.	388	213,509

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Blackstone, Inc.	1,816	$151,999
Brown & Brown, Inc.	613	37,074
Capital One Financial Corp.	993	91,525
Cincinnati Financial Corp.	408	36,545
Citigroup, Inc.	5,075	211,475
Citizens Financial Group, Inc.	1,282	44,049
CME Group, Inc.	938	166,148
Coinbase Global, Inc., Class A (a)(b)	397	25,603
Discover Financial Services	714	64,917
FactSet Research Systems, Inc.	99	39,611
Fifth Third Bancorp	1,774	56,697
First Citizens BancShares, Inc., Class A	30	23,923
First Republic Bank	469	61,228
Franklin Resources, Inc. (b)	742	15,968
Huntington Bancshares, Inc.	3,732	49,188
Intercontinental Exchange, Inc.	1,445	130,556
JPMorgan Chase & Co.	7,588	792,946
KeyCorp	2,435	39,009
Loews Corp.	522	26,016
LPL Financial Holdings, Inc.	206	45,007
M&T Bank Corp.	454	80,049
Markel Corp. (a)	35	37,948
Marsh & McLennan Cos., Inc.	1,304	194,674
MetLife, Inc.	1,751	106,426
Moody's Corp.	479	116,450
Morgan Stanley	3,500	276,535
MSCI, Inc.	204	86,045
Nasdaq, Inc.	886	50,218
Northern Trust Corp.	534	45,689
Principal Financial Group, Inc.	644	46,465
Prudential Financial, Inc.	972	83,378
Raymond James Financial, Inc.	508	50,201
Regions Financial Corp.	2,442	49,011
Rocket Cos., Inc., Class A	269	1,700
S&P Global, Inc.	872	266,265
State Street Corp.	961	58,438
SVB Financial Group (a)	153	51,374
Synchrony Financial	1,245	35,097
T. Rowe Price Group, Inc. (b)	582	61,116
The Allstate Corp.	699	87,046
The Bank of New York Mellon Corp.	2,111	81,316
The Charles Schwab Corp.	4,418	317,522
The Goldman Sachs Group, Inc.	889	260,521
The Hartford Financial Services Group, Inc.	844	52,277
The PNC Financial Services Group, Inc.	1,072	160,178
The Progressive Corp.	1,529	177,685
The Travelers Cos., Inc.	620	94,984
Tradeweb Markets, Inc., Class A	277	15,628
Truist Financial Corp.	3,467	150,953
U.S. Bancorp	3,882	156,522
W.R. Berkley Corp.	548	35,390
Wells Fargo & Co.	9,913	398,701
		8,681,089
Health Care (14.7%):
Abbott Laboratories	4,531	438,420
AbbVie, Inc.	4,621	620,184
Agilent Technologies, Inc.	773	93,958
Align Technology, Inc. (a)	192	39,765
Alnylam Pharmaceuticals, Inc. (a)	310	62,050
AmerisourceBergen Corp.	401	54,267

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Amgen, Inc.	1,398	$315,109
Avantor, Inc. (a)	1,708	33,477
Baxter International, Inc.	1,316	70,880
Becton Dickinson & Co.	745	166,008
Biogen, Inc. (a)	379	101,193
BioMarin Pharmaceutical, Inc. (a)	474	40,181
Bio-Rad Laboratories, Inc., Class A (a)	56	23,360
Bio-Techne Corp.	101	28,684
Boston Scientific Corp. (a)	3,704	143,456
Bristol-Myers Squibb Co.	5,581	396,753
Cardinal Health, Inc.	705	47,009
Catalent, Inc. (a)	442	31,983
Centene Corp. (a)	1,464	113,914
Cigna Corp.	781	216,704
CVS Health Corp.	3,430	327,119
Danaher Corp.	1,711	441,934
Dexcom, Inc. (a)	1,016	81,829
Edwards Lifesciences Corp. (a)	1,604	132,538
Elevance Health, Inc.	627	284,808
Eli Lilly & Co.	2,061	666,424
Gilead Sciences, Inc.	3,273	201,911
HCA Healthcare, Inc.	563	103,474
Hologic, Inc. (a)	645	41,615
Horizon Therapeutics PLC (a)	590	36,515
Humana, Inc.	327	158,657
IDEXX Laboratories, Inc. (a)	215	70,047
Illumina, Inc. (a)	411	78,415
Incyte Corp. (a)	576	38,385
Insulet Corp. (a)	179	41,063
Intuitive Surgical, Inc. (a)	924	173,195
IQVIA Holdings, Inc. (a)	483	87,491
Johnson & Johnson	6,871	1,122,447
Laboratory Corp. of America Holdings	236	48,335
McKesson Corp.	376	127,791
Merck & Co., Inc.	6,621	570,200
Mettler-Toledo International, Inc. (a)	58	62,879
Moderna, Inc. (a)	879	103,942
Molina Healthcare, Inc. (a)	150	49,476
PerkinElmer, Inc.	329	39,589
Pfizer, Inc.	14,668	641,872
Quest Diagnostics, Inc.	302	37,052
Regeneron Pharmaceuticals, Inc. (a)	268	184,617
ResMed, Inc.	379	82,736
Royalty Pharma PLC, Class A	926	37,207
Seagen, Inc. (a)	477	65,268
Stryker Corp.	920	186,337
The Cooper Cos., Inc.	128	33,779
Thermo Fisher Scientific, Inc.	1,024	519,363
UnitedHealth Group, Inc.	2,445	1,234,823
Veeva Systems, Inc., Class A (a)	363	59,851
Vertex Pharmaceuticals, Inc. (a)	670	193,992
Waters Corp. (a)	156	42,047
West Pharmaceutical Services, Inc.	191	47,001
Zimmer Biomet Holdings, Inc.	548	57,293
Zoetis, Inc.	1,224	181,507
		11,732,179
Industrials (7.8%):
3M Co.	1,488	164,424
AMETEK, Inc.	594	67,366
Booz Allen Hamilton Holding Corp.	336	31,030

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
C.H. Robinson Worldwide, Inc.	317	$30,530
Carlisle Cos., Inc.	133	37,295
Carrier Global Corp.	2,195	78,054
Caterpillar, Inc.	1,380	226,430
Cintas Corp.	225	87,343
Copart, Inc. (a)	559	59,478
CoStar Group, Inc. (a)	1,024	71,322
CSX Corp.	5,593	148,998
Cummins, Inc.	361	73,467
Deere & Co.	734	245,075
Delta Air Lines, Inc. (a)	1,675	47,001
Dover Corp.	371	43,251
Eaton Corp. PLC	1,041	138,828
Emerson Electric Co.	1,530	112,027
Equifax, Inc.	320	54,858
Expeditors International of Washington, Inc.	423	37,355
Fastenal Co.	1,502	69,152
FedEx Corp.	625	92,794
Fortive Corp.	920	53,636
Generac Holdings, Inc. (a)	163	29,037
General Dynamics Corp.	709	150,429
General Electric Co.	2,835	175,515
HEICO Corp.	95	13,678
HEICO Corp., Class A	191	21,892
Honeywell International, Inc.	1,761	294,034
Howmet Aerospace, Inc.	1,075	33,250
IDEX Corp.	197	39,370
Illinois Tool Works, Inc.	809	146,146
Ingersoll Rand, Inc.	1,052	45,510
J.B. Hunt Transport Services, Inc.	214	33,474
Jacobs Solutions, Inc.	330	35,802
Johnson Controls International PLC	1,782	87,710
L3Harris Technologies, Inc.	500	103,915
Leidos Holdings, Inc.	335	29,302
Lockheed Martin Corp.	693	267,699
Nordson Corp.	136	28,869
Norfolk Southern Corp.	614	128,725
Northrop Grumman Corp.	404	190,009
Old Dominion Freight Line, Inc.	251	62,441
Otis Worldwide Corp.	1,105	70,499
PACCAR, Inc.	891	74,568
Parker-Hannifin Corp.	332	80,447
Plug Power, Inc. (a)(b)	1,346	28,279
Quanta Services, Inc.	370	47,134
Raytheon Technologies Corp.	3,859	315,898
Republic Services, Inc.	537	73,053
Rockwell Automation, Inc.	302	64,963
Rollins, Inc.	618	21,432
Southwest Airlines Co. (a)	1,550	47,802
Stanley Black & Decker, Inc.	382	28,730
Textron, Inc.	547	31,868
The Boeing Co. (a)	1,552	187,916
TransDigm Group, Inc.	137	71,900
TransUnion	503	29,923
Uber Technologies, Inc. (a)	4,916	130,274
Union Pacific Corp.	1,632	317,946
United Parcel Service, Inc., Class B	1,912	308,864
United Rentals, Inc. (a)	181	48,892
Verisk Analytics, Inc.	406	69,235
W.W. Grainger, Inc.	118	57,724
Waste Management, Inc.	1,037	166,138

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Westinghouse Air Brake Technologies Corp.	458	$37,258
Xylem, Inc.	471	41,147
		6,238,411
IT Services (4.1%):
Akamai Technologies, Inc. (a)	407	32,690
Automatic Data Processing, Inc.	1,075	243,154
Block, Inc. (a)	1,366	75,116
Broadridge Financial Solutions, Inc.	304	43,873
Cloudflare, Inc., Class A (a)	719	39,768
Cognizant Technology Solutions Corp., Class A	1,353	77,716
EPAM Systems, Inc. (a)	144	52,155
Fidelity National Information Services, Inc.	1,573	118,872
Fiserv, Inc. (a)	1,571	146,999
FleetCor Technologies, Inc. (a)	190	33,472
Gartner, Inc. (a)	186	51,464
Global Payments, Inc.	728	78,660
International Business Machines Corp.	2,361	280,510
Jack Henry & Associates, Inc.	187	34,085
Mastercard, Inc., Class A	2,230	634,078
MongoDB, Inc. (a)(b)	172	34,152
Okta, Inc. (a)	382	21,724
Paychex, Inc.	837	93,920
PayPal Holdings, Inc. (a)	2,992	257,522
Snowflake, Inc., Class A (a)	713	121,182
SS&C Technologies Holdings, Inc.	580	27,695
VeriSign, Inc. (a)	277	48,115
Visa, Inc., Class A	4,273	759,099
		3,306,021
Materials (1.9%):
Air Products and Chemicals, Inc.	568	132,191
Albemarle Corp.	306	80,919
Avery Dennison Corp.	208	33,841
Ball Corp.	813	39,284
CF Industries Holdings, Inc.	515	49,569
Corteva, Inc.	1,878	107,328
Dow, Inc.	1,877	82,457
DuPont de Nemours, Inc.	1,309	65,974
Ecolab, Inc.	663	95,750
FMC Corp.	326	34,458
Freeport-McMoRan, Inc.	3,697	101,039
International Flavors & Fragrances, Inc.	666	60,493
International Paper Co.	936	29,671
Martin Marietta Materials, Inc.	161	51,856
Newmont Corp.	2,074	87,170
Nucor Corp.	676	72,325
Packaging Corp. of America	238	26,725
PPG Industries, Inc.	614	67,964
Southern Copper Corp.	222	9,954
Steel Dynamics, Inc.	444	31,502
The Mosaic Co.	902	43,594
The Sherwin-Williams Co.	623	127,559
Vulcan Materials Co.	347	54,725
Westlake Corp.	86	7,472
		1,493,820
Real Estate (2.8%):
Alexandria Real Estate Equities, Inc.	422	59,160
American Tower Corp.	1,205	258,714
AvalonBay Communities, Inc.	365	67,229

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Camden Property Trust	273	$32,610
CBRE Group, Inc., Class A (a)	831	56,101
Crown Castle, Inc.	1,120	161,896
Digital Realty Trust, Inc.	751	74,484
Duke Realty Corp.	1,006	48,489
Equinix, Inc.	238	135,384
Equity LifeStyle Properties, Inc.	458	28,781
Equity Residential	963	64,733
Essex Property Trust, Inc.	169	40,937
Extra Space Storage, Inc.	343	59,240
Healthpeak Properties, Inc.	1,410	32,317
Host Hotels & Resorts, Inc.	1,832	29,092
Invitation Homes, Inc.	1,595	53,863
Iron Mountain, Inc.	751	33,022
Kimco Realty Corp.	1,584	29,161
Mid-America Apartment Communities, Inc.	299	46,366
Prologis, Inc.	1,916	194,666
Public Storage	404	118,295
Realty Income Corp.	1,614	93,935
SBA Communications Corp.	279	79,417
Simon Property Group, Inc.	847	76,018
Sun Communities, Inc.	316	42,764
UDR, Inc.	841	35,078
Ventas, Inc.	1,034	41,536
VICI Properties, Inc.	2,517	75,132
Welltower, Inc.	1,211	77,892
Weyerhaeuser Co.	1,934	55,235
WP Carey, Inc.	499	34,830
		2,236,377
Semiconductors & Semiconductor Equipment (4.7%):
Advanced Micro Devices, Inc. (a)	4,177	264,655
Analog Devices, Inc.	1,344	187,273
Applied Materials, Inc.	2,248	184,179
Broadcom, Inc.	1,036	459,994
Enphase Energy, Inc. (a)	343	95,172
Entegris, Inc.	385	31,963
First Solar, Inc. (a)	259	34,258
GLOBALFOUNDRIES, Inc. (a)(b)	183	8,848
Intel Corp.	10,731	276,538
KLA Corp.	371	112,276
Lam Research Corp.	354	129,564
Marvell Technology, Inc.	2,204	94,574
Microchip Technology, Inc.	1,415	86,357
Micron Technology, Inc.	2,883	144,438
Monolithic Power Systems, Inc.	115	41,791
NVIDIA Corp.	6,248	758,445
ON Semiconductor Corp. (a)	1,120	69,810
QUALCOMM, Inc.	2,935	331,596
Skyworks Solutions, Inc.	419	35,728
Teradyne, Inc.	410	30,811
Texas Instruments, Inc.	2,388	369,615
Wolfspeed, Inc. (a)	318	32,868
		3,780,753
Software (9.2%):
Adobe, Inc. (a)	1,211	333,267
ANSYS, Inc. (a)	227	50,326
Aspen Technology, Inc. (a)	171	40,732
Autodesk, Inc. (a)	564	105,355
Bill.com Holdings, Inc. (a)(b)	257	34,019

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Cadence Design Systems, Inc. (a)	709	$115,872
Citrix Systems, Inc.	325	33,800
Crowdstrike Holdings, Inc., Class A (a)	550	90,646
Datadog, Inc., Class A (a)	663	58,861
Fortinet, Inc. (a)	1,710	84,012
HubSpot, Inc. (a)	119	32,144
Intuit, Inc.	714	276,547
Microsoft Corp.	19,102	4,448,856
NortonLifeLock, Inc.	1,719	34,621
Oracle Corp.	4,016	245,257
Palantir Technologies, Inc., Class A (a)(b)	4,430	36,016
Palo Alto Networks, Inc. (a)	766	125,463
Paycom Software, Inc. (a)	133	43,889
Paylocity Holding Corp. (a)	104	25,124
PTC, Inc. (a)	277	28,974
Roper Technologies, Inc.	277	99,620
Salesforce, Inc. (a)	2,535	364,634
ServiceNow, Inc. (a)	523	197,490
Splunk, Inc. (a)	387	29,102
Synopsys, Inc. (a)	395	120,677
Tyler Technologies, Inc. (a)	108	37,530
Unity Software, Inc. (a)(b)	495	15,771
VMware, Inc., Class A	585	62,279
Workday, Inc., Class A (a)	518	78,850
Zoom Video Communications, Inc., Class A (a)	540	39,739
Zscaler, Inc. (a)	219	35,997
		7,325,470
Technology Hardware, Storage & Peripherals (7.5%):
Apple, Inc.	42,002	5,804,676
Dell Technologies, Inc., Class C	656	22,415
Hewlett Packard Enterprise Co.	3,363	40,289
HP, Inc.	2,629	65,515
NetApp, Inc.	567	35,069
Western Digital Corp. (a)	806	26,235
		5,994,199
Utilities (3.1%):
Alliant Energy Corp.	656	34,761
Ameren Corp.	668	53,807
American Electric Power Co., Inc.	1,343	116,102
American Water Works Co., Inc.	475	61,826
Atmos Energy Corp.	362	36,870
Avangrid, Inc.	182	7,589
CenterPoint Energy, Inc.	1,644	46,328
CMS Energy Corp.	758	44,146
Consolidated Edison, Inc.	927	79,499
Constellation Energy Corp.	845	70,296
Dominion Energy, Inc.	2,171	150,038
DTE Energy Co.	501	57,640
Duke Energy Corp.	2,012	187,156
Edison International	996	56,354
Entergy Corp.	531	53,435
Essential Utilities, Inc.	679	28,097
Evergy, Inc.	594	35,284
Eversource Energy	905	70,554
Exelon Corp.	2,591	97,059
FirstEnergy Corp.	1,493	55,241
NextEra Energy, Inc.	5,192	407,105
PG&E Corp. (a)	4,052	50,650
PPL Corp.	1,924	48,773

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Public Service Enterprise Group, Inc.	1,304	$73,324
Sempra Energy	820	122,951
The AES Corp.	1,743	39,392
The Southern Co.	2,844	193,392
WEC Energy Group, Inc.	824	73,690
Xcel Energy, Inc.	1,430	91,520
		2,442,879
Total Common Stocks (Cost $28,179,503)		79,214,725

Collateral for Securities Loaned (0.5%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (c)	7,757	7,757
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (c)	5,221	5,221
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (c)	3,871	3,871
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (c)	176,257	176,257
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (c)	7,729	7,729
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (c)	20,988	20,988
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (c)	138,789	138,789
Total Collateral for Securities Loaned (Cost $360,612)		360,612
Total Investments (Cost $28,540,115) — 99.7%		79,575,337
Other assets in excess of liabilities — 0.3%		237,258
NET ASSETS - 100.00%		$79,812,595

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	12/19/22	$612,965	$540,225	$(72,740)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(72,740)
	Total net unrealized appreciation (depreciation)				$(72,740)

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory Sophus Emerging Markets VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Brazil (7.9%):
Consumer Discretionary (1.7%):
Grupo SBF SA	27,713	$103,322
Lojas Renner SA	34,500	178,132
Vibra Energia SA	42,181	134,897
		416,351
Consumer Staples (1.0%):
Sao Martinho SA	24,200	114,497
Sendas Distribuidora SA	39,072	127,127
		241,624
Energy (1.6%):
Petroleo Brasileiro SA, ADR	31,672	390,833

Financials (1.1%):
Itau Unibanco Holding SA, ADR	53,537	276,786

Health Care (0.9%):
Hypera SA	27,300	223,961

Industrials (0.3%):
SIMPAR SA	45,972	82,332

Materials (0.7%):
Dexco SA	16,819	29,155
Gerdau SA, Preference Shares	32,900	149,071
		178,226
Real Estate (0.6%):
Multiplan Empreendimentos Imobiliarios SA	35,000	156,835
		1,966,948
Canada (0.5%):
Energy (0.5%):
Parex Resources, Inc.	8,431	123,120

Chile (0.0%):(a)
Financials (0.0%):
Banco de Credito e Inversiones SA	1	25

China (28.2%):
Communication Services (4.5%):
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	58,400	142,906
Baidu, Inc., Class A (b)	15,784	232,367
Tencent Holdings Ltd.	21,830	737,360
		1,112,633
Consumer Discretionary (8.5%):
Alibaba Group Holding Ltd. (b)	64,148	640,175
BYD Co. Ltd., Class H	8,500	209,409
JD.com, Inc., Class A	16,406	413,907
Meituan, Class B (b)(c)	18,200	382,512
Pinduoduo, Inc., ADR (b)	5,007	313,338
Yadea Group Holdings Ltd. (c)	98,000	156,636
		2,115,977
Consumer Staples (2.8%):
Chacha Food Co. Ltd., Class A	26,500	172,282
Chenguang Biotech Group Co. Ltd., Class A	80,500	178,561
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	34,100	158,240
Tongwei Co. Ltd., Class A	27,700	182,417
		691,500

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Energy (1.4%):
PetroChina Co. Ltd., Class H	830,000	$339,307

Financials (3.5%):
CITIC Securities Co. Ltd., Class A	45,200	110,658
Industrial & Commercial Bank of China Ltd., Class H	481,000	225,647
PICC Property & Casualty Co. Ltd., Class H	332,000	343,327
Postal Savings Bank of China Co. Ltd., Class H (c)(d)	310,000	182,213
		861,845
Health Care (1.7%):
Hygeia Healthcare Holdings Co. Ltd. (b)(c)	27,000	151,037
Pharmaron Beijing Co. Ltd., Class H (c)	17,700	85,630
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,400	185,103
		421,770
Industrials (1.5%):
China Railway Group Ltd., Class H	442,000	217,076
Xinte Energy Co. Ltd., Class H	75,600	159,094
		376,170
Information Technology (1.6%):
Glodon Co. Ltd., Class A	21,700	139,360
Luxshare Precision Industry Co. Ltd., Class A	42,300	174,502
WUS Printed Circuit Kunshan Co. Ltd., Class A	68,320	95,561
		409,423
Materials (2.0%):
China Hongqiao Group Ltd.	206,500	169,049
Shandong Nanshan Aluminum Co. Ltd., Class A	259,000	109,447
Wanhua Chemical Group Co. Ltd., Class A	16,500	213,458
		491,954
Utilities (0.7%):
China Longyuan Power Group Corp. Ltd., Class H	140,000	174,949
		6,995,528
Greece (1.3%):
Financials (0.6%):
National Bank of Greece SA (b)	46,204	136,019

Industrials (0.7%):
Mytilineos SA	12,882	175,910
		311,929
Hong Kong (2.8%):
Consumer Discretionary (0.7%):
Bosideng International Holdings Ltd.	362,000	178,523

Financials (0.5%):
BOC Hong Kong Holdings Ltd.	36,500	121,392

Health Care (0.8%):
CSPC Pharmaceutical Group Ltd.	190,000	188,329

Real Estate (0.8%):
China Resources Land Ltd.	54,000	211,519
		699,763
India (14.5%):
Communication Services (0.6%):
Sun TV Network Ltd.	25,080	155,835

Consumer Discretionary (2.5%):
Mahindra & Mahindra Ltd.	30,719	475,309
Raymond Ltd.	11,057	138,353
		613,662

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Consumer Staples (1.3%):
Dabur India Ltd.	20,176	$141,398
Varun Beverages Ltd.	14,135	180,680
		322,078
Financials (4.2%):
Cholamandalam Investment & Finance Co. Ltd.	35,108	313,746
ICICI Bank Ltd., ADR	34,552	724,555
		1,038,301
Health Care (1.0%):
Apollo Hospitals Enterprise Ltd.	4,735	253,354

Industrials (1.7%):
Larsen & Toubro Ltd.	18,347	414,215

Information Technology (2.0%):
Infosys Ltd., ADR	14,526	246,506
WNS Holdings Ltd., ADR (b)	3,072	251,413
		497,919
Materials (0.5%):
JK Paper Ltd.	28,973	133,685

Utilities (0.7%):
Power Grid Corp. of India Ltd.	71,508	185,683
		3,614,732
Indonesia (1.9%):
Consumer Staples (0.5%):
PT Sumber Alfaria Trijaya Tbk	862,300	135,346

Energy (0.3%):
PT Adaro Energy Indonesia Tbk	240,100	61,928

Financials (1.1%):
PT Bank Mandiri Persero Tbk	436,900	268,318
		465,592
Korea, Republic Of (12.7%):
Communication Services (1.7%):
JYP Entertainment Corp.	5,774	234,598
KT Corp.	7,553	189,877
		424,475
Consumer Discretionary (1.9%):
Hyundai Mobis Co. Ltd.	979	129,241
Kia Corp.	3,477	173,069
Shinsegae, Inc.	1,124	179,617
		481,927
Consumer Staples (0.2%):
BGF retail Co. Ltd.	467	53,738

Financials (2.2%):
Hana Financial Group, Inc.	8,874	217,916
Samsung Securities Co. Ltd.	5,809	123,669
Woori Financial Group, Inc.	26,713	198,256
		539,841
Health Care (1.0%):
InBody Co. Ltd.	3,798	50,752
Samsung Biologics Co. Ltd. (b)(c)	337	188,656
		239,408
Industrials (0.4%):
CJ Corp.	2,065	99,573

Information Technology (5.3%):
Innox Advanced Materials Co. Ltd.	5,468	100,366
Samsung Electro-Mechanics Co. Ltd.	1,522	117,437

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
Samsung Electronics Co. Ltd.	22,277	$818,052
SK Hynix, Inc.	4,763	272,464
		1,308,319
		3,147,281
Malaysia (1.5%):
Financials (1.0%):
Public Bank Bhd	274,900	250,299

Materials (0.5%):
Petronas Chemicals Group Bhd	69,500	125,041
		375,340
Mexico (2.0%):
Consumer Discretionary (0.5%):
Alsea SAB de CV (b)	68,364	123,213

Financials (1.3%):
Grupo Financiero Banorte SAB de CV, Class O	52,207	335,304

Industrials (0.2%):
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,056	38,634
		497,151
Netherlands (0.0%):(a)
Real Estate (0.0%):
NEPI Rockcastle NV	1	4

Peru (0.9%):
Financials (0.9%):
Credicorp Ltd.	1,898	233,074

Philippines (0.6%):
Financials (0.6%):
BDO Unibank, Inc.	81,000	153,476

Qatar (0.9%):
Industrials (0.9%):
Industries Qatar QSC	46,096	212,807

Russian Federation (0.0%):(a)
Consumer Staples (0.0%):
Magnit PJSC (e)(f)	2,805	42

Energy (0.0%):
Gazprom PJSC (e)(f)(g)(h)	117,150	4,690
Rosneft Oil Co. PJSC, GDR (e)(f)(g)(h)	48,095	2,254
		6,944
Financials (0.0%):
Sberbank of Russia PJSC, ADR (b)(e)(f)(g)(h)	31,735	212
		7,198
Saudi Arabia (4.9%):
Financials (2.7%):
Alinma Bank	31,585	302,212
The Saudi National Bank	22,530	376,024
		678,236
Health Care (0.5%):
Mouwasat Medical Services Co.	2,560	134,235

Materials (1.7%):
SABIC Agri-Nutrients Co.	4,785	198,820

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares		Value
Saudi Arabian Mining Co. (b)	11,857		$216,848
			415,668
			1,228,139
South Africa (3.3%):
Communication Services (0.7%):
MTN Group Ltd.	24,318		160,527

Consumer Discretionary (0.5%):
Woolworths Holdings Ltd.	37,396		125,719

Financials (1.6%):
Absa Group Ltd.	23,174		225,220
Capitec Bank Holdings Ltd.	2,038		174,689
			399,909
Industrials (0.5%):
The Bidvest Group Ltd.	11,334		122,828
			808,983
Taiwan (10.4%):
Consumer Discretionary (0.5%):
Fulgent Sun International Holding Co. Ltd.	25,000		124,678

Health Care (0.3%):
Universal Vision Biotechnology Co. Ltd.	10,200		90,260

Information Technology (8.9%):
Gold Circuit Electronics Ltd.	75,600		220,000
Hon Hai Precision Industry Co. Ltd.	81,000		259,388
Taiwan Semiconductor Manufacturing Co. Ltd.	114,259		1,514,643
Unimicron Technology Corp.	24,000		87,863
Wiwynn Corp.	5,000		126,359
			2,208,253
Materials (0.7%):
Formosa Plastics Corp.	61,000		166,051
			2,589,242
Thailand (2.5%):
Energy (0.9%):
PTT PCL	244,400		219,818

Health Care (0.5%):
Mega Lifesciences PCL	106,300		129,756

Materials (0.7%):
Indorama Ventures PCL	161,500		165,735

Real Estate (0.4%):
AP Thailand PCL	440,200		110,622
			625,931
Turkey (0.0%):(a)
Consumer Discretionary (0.0%):
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	–	(i)	1

United Kingdom (1.4%):
Materials (1.4%):
Anglo American PLC	6,526		195,904
Mondi PLC	9,569		146,970
			342,874

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	September 30, 2022
(Unaudited)

Security Description	Shares	Value
United States (0.5%):
Consumer Discretionary (0.5%):
Samsonite International SA (b)(c)	53,700	$128,798
Total Common Stocks (Cost $27,069,673)		24,527,936

Collateral for Securities Loaned (0.5%)^
United States (0.5%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 3.00% (j)	2,681	2,681
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 2.77% (j)	1,805	1,805
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 2.99% (j)	1,338	1,338
HSBC U.S. Government Money Market Fund, I Shares, 2.91% (j)	60,927	60,927
JPMorgan Prime Money Market Fund, Capital Shares, 2.98% (j)	2,672	2,672
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 2.81% (j)	7,255	7,255
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 3.06% (j)	47,975	47,975
Total Collateral for Securities Loaned (Cost $124,653)		124,653
Total Investments (Cost $27,194,326) — 99.2%		24,652,589
Other assets in excess of liabilities — 0.8%		198,083
NET ASSETS - 100.00%		$24,850,672

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of September 30, 2022, the fair value of these securities was $1,275,482 and amounted to 5.1% of net assets.
(d)	All or a portion of this security is on loan.
(e)	Security was fair valued using significant unobservable inputs as of September 30, 2022.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2022, illiquid securities were less than 0.05% of net assets.
(g)	Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.
(h)	The following table details the acquisition date and cost of the Fund's restricted securities at September 30, 2022.

Security Name	Acquisition Date	Cost
Gazprom PJSC	7/28/2021	$464,042
Rosneft Oil Co. PJSC, GDR	3/6/2020	298,051
Sberbank of Russia PJSC, ADR	11/11/2020	416,883

(i)	Rounds to less than 1.
(j)	Rate disclosed is the daily yield on September 30, 2022.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company